SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	32 – SUBSEQUENT EVENTS No events have occurred subsequent to December 31, 2023, that may significantly affect the Company’s consolidated financial position.